<SEQUENCE>1
<FILENAME>nia3q11.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     November 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $50,864 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
ABBOTT LABS                   COM            002824100     2938    57451            Sole                16700       0  40751
ALCOA INC                     COM            013817101     1810   189175            Sole                52350       0 136825
AMERICAN EXPRESS CO           COM            025816109     2842    63296            Sole                16650       0  46646
AT&T                          COM            00206R102     2521    88399            Sole                25857       0  62542
BIOGEN IDEC INC               COM            09062X103     2423    26011            Sole                 7120       0  18891
BRISTOL MYERS SQUIBB          COM            110122108     3036    96747            Sole                27525       0  69222
CABOT OIL & GAS CORP          COM            127097103     2656    42895            Sole                11990       0  30905
CITRIX SYS INC                COM            177376100     2147    39367            Sole                10375       0  28992
CLIFFS NATURAL RESOURCES      COM            18683K101     1822    35612            Sole                 9950       0  25662
CONAGRA FOODS INC             COM            205887102     2972   122726            Sole                35225       0  87501
DELL COMPUTER CORP            COM            24702R101     2603   184085            Sole                50400       0 133685
HUMANA INC                    COM            444859102     2484    34147            Sole                 9270       0  24877
INTL PAPER CO                 COM            460146103     2618   112612            Sole                29900       0  82712
KIMBERLY-CLARK CORP           COM            494368103     2897    40791            Sole                11500       0  29291
LILY ELI & CO                 COM            532457108     2544    68803            Sole                21300       0  47503
MEADWESTVACO CORP             COM            583334107     2423    98673            Sole                25725       0  72948
MERCK & CO                    COM            58933Y105     2394    73216            Sole                21325       0  51891
PFIZER                        COM            717081103     2402   135887            Sole                41625       0  94262
SARA LEE CORP                 COM            803111103     2564   156798            Sole                42175       0 114623
SPDR GOLD TRUST GOLD SHS      COM            78463V107      231     1464            Sole                    0       0   1464
VANGUARD INDEX FDS MID CAP    COM            922908629      202     3110            Sole                    0       0   3110
VANGUARD INTL EQTY IDX MSCI   COM            922042858      449    12539            Sole                    0       0  12539
WHIRLPOOL CORP                COM            963320106     1886    37779            Sole                 9600       0  28179

                                                         50,864